SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended
	Apr. 06, 2021	Mar. 11, 2021 COP ($)	Mar. 17, 2021 COP ($)	Mar. 17, 2021 CAD ($)	Apr. 12, 2021 COP ($)	Apr. 12, 2021 CAD ($)	Mar. 17, 2021 CAD ($)	Mar. 11, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 3,584,587	$ 1,263,055
Subsequent Events [Member] | Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 4,400,000,000		$ 3,182,000,000	$ 1,100,000	$ 1,500,000
Percentage of taxes and commission cost payable on loan advances		1.47%
Borrowing costs incurred			$ 533,000,000	$ 187,000
Subsequent Events [Member] | Loan Agreement [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 31,632,000,000						$ 11,000,000
Subsequent Events [Member] | Commerk [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term for construction projects	7 years
Percentage of commitment of construction costs	25.00%
Interest rate	6.20%